Nature of Business and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Nature Of Operations [Abstract]
Schedule of Quantifying Prior Year Misstatements Corrected in Current Year Financial Statements [Table Text Block]

The following table presents the effect of the correction of prior year information and the impact on the Predecessor’s balance sheet for the year ended December 31, 2011:

	As of December 31, 2011
	As Previously
	Reported	Adjustments	As Restated

Stockholders’ equity:
Common stock - number of shares issued and outstanding	60,195	39,805	100,000

Common stock	$1,543,406	$1,020,594	$2,564,000

Additional paid-in capital	$(1,008,356)	$(1,020,594)	$(2,028,950)